November 12, 2010

VIA EDGAR

The United States Securities and
Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-4644

Subject:	Nationwide Variable Account - 12
Nationwide Life Insurance Company
Post-Effective Amendment No. 20 (File No. 333-108894)
CIK Number:  0001173507

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (“Nationwide") and its Variable Account - 12 (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940.  In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"):

1.	One complete copy of Post-Effective Amendment No. 20 to the Variable Account’s Registration Statement (the " Post-Effective Amendment"); and

2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements.  An original power of attorney is on file with Nationwide.

The purpose of this Post-Effective Amendment is to: 1) close the 5% Lifetime Income Option and corresponding Spousal Continuation Benefit, which were only available in the State of New York; 2) add the 7% Lifetime Income Option and corresponding Spousal Continuation Benefit for contracts issued in the State of New York (which were reviewed by the Staff and declared effective on May 9, 2008 (333-140621)); 3) add the 10% Lifetime Income Option and corresponding Spousal Continuation Benefit (which were reviewed by the Staff (August 27, 2010 filing 333-164886)).

The changes in this filing are similar to the August 27, 2010 filings (333-151990, 333-147273, 333-103094, 333-160635, 333-164886) previously reviewed by the Staff and incorporates comments received from the staff related to the aforementioned changes.

The United States Securities
     and Exchange Commission
November 12, 2010

_______________________

This Post -Effective Amendment shall be effective on January 10, 2011 pursuant to Rule 485(a) under the 1933 Act.  Nationwide has prepared and reviewed this Post-Effective Amendment.  It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act.  The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me at (614) 677-8386 if you have any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ KEITH W. HINZE
Keith W. Hinze
Assistant General Counsel